UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5227

Name of Fund: Apex Municipal Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Apex Municipal Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/06

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2005                  (in Thousands)

                              Face
State                        Amount    Municipal Bonds                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Alabama - 1.1%               $ 1,000   Brewton, Alabama, IDB, PCR, Refunding (Container Corporation of
                                       America-Jefferson Smurfit Corp. Project), 8% due 4/01/2009                          $   1,024
                               1,200   Sylacauga, Alabama, Health Care Authority Revenue Bonds
                                       (Coosa Valley Medical Center), Series A, 6% due 8/01/2035                               1,211
------------------------------------------------------------------------------------------------------------------------------------
Alaska - 0.9%                  2,000   Alaska Industrial Development and Expert Authority Revenue Bonds
                                       (Williams Lynxs Alaska Cargoport), AMT, 8% due 5/01/2023                                1,825
------------------------------------------------------------------------------------------------------------------------------------
Arizona - 3.4%                 1,000   Maricopa County, Arizona, IDA, Education Revenue Bonds
                                       (Arizona Charter Schools Project 1), Series A, 6.625% due 7/01/2020                     1,006
                                       Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds
                                       (Sun King Apartments Project), Series A:
                                  80       5.875% due 11/01/2008                                                                  77
                                  20       6% due 11/01/2010                                                                      19
                               1,020       6.75% due 5/01/2031                                                                   868
                               4,000   Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds
                                       (America West Airlines Inc. Project), AMT, 6.30% due 4/01/2023                          2,967
                               1,000   Pima County, Arizona, IDA, Education Revenue Bonds
                                       (Arizona Charter Schools Project), Series E, 7.25% due 7/01/2031                        1,084
                                 500   Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds
                                       (Yavapai Regional Medical Center), Series A, 6% due 8/01/2033                             536
------------------------------------------------------------------------------------------------------------------------------------
California - 3.3%              1,800   California State, GO, 5% due 2/01/2033                                                  1,859
                               1,300   California State, Various Purpose, GO, 5.25% due 11/01/2025                             1,399
                               1,000   Fontana, California, Special Tax, Refunding
                                       (Community Facilities District Number 22 - Sierra), 6% due 9/01/2034                    1,055
                               1,860   Golden State Tobacco Securitization Corporation of
                                       California, Tobacco Settlement Revenue Bonds, Series B, 5.50%
                                       due 6/01/2013 (a)                                                                       2,079
------------------------------------------------------------------------------------------------------------------------------------
Colorado - 5.5%                2,765   Denver, Colorado, Urban Renewal Authority, Tax Increment
                                       Revenue Bonds (Pavilions), AMT, 7.75% due 9/01/2016                                     2,891
                               2,800   Elk Valley, Colorado, Public Improvement Revenue Bonds
                                       (Public Improvement Fee), Series A, 7.30% due 9/01/2022                                 3,004
                               1,235   North Range, Colorado, Metropolitan District Number 1, GO, 7.25%
                                       due 12/15/2031                                                                          1,309
                               2,000   Plaza Metropolitan District Number. 1, Colorado, Tax Allocation
                                       Revenue Bonds (Public Improvement Fees),
                                       8% due 12/01/2025                                                                       2,210
                                 830   Southlands, Colorado, Medical District, GO
                                       (Metropolitan District Number 1), 7.125% due 12/01/2034                                   907
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of Apex Municipal Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT    Alternative Minimum Tax (subject to)
EDA    Economic Development Authority
GO     General Obligation Bonds
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDR    Industrial Development Revenue Bonds
M/F    Multi-Family
PCR    Pollution Control Revenue Bonds
VRDN   Variable Rate Demand Notes

Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2005                  (in Thousands)

                              Face
State                        Amount    Municipal Bonds                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Connecticut - 1.7%           $ 1,650   Bridgeport, Connecticut, Senior Living Facilities Revenue Bonds
                                       (3030 Park Retirement Community Project), 7.25% due 4/01/2035                       $   1,632
                                 490   Connecticut State Development Authority, Airport Facility Revenue Bonds
                                       (LearJet Inc. Project), AMT, 7.95% due 4/01/2026                                          589
                               1,160   New Haven, Connecticut, Facility Revenue Bonds
                                       (Hill Health Corporation Project), 9.25% due 5/01/2017                                  1,161
------------------------------------------------------------------------------------------------------------------------------------
Florida - 8.0%                   805   Arbor Greene Community Development District, Florida, Special Assessment
                                       Revenue Bonds, 7.60% due 5/01/2018                                                        826
                                 800   Capital Projects Finance Authority, Florida, Continuing Care Retirement
                                       Revenue Bonds (Glenridge on Palmer Ranch), Series A, 8% due 6/01/2032                     887
                               2,500   Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds
                                       (National Gypsum), AMT, Series A, 7.125% due 4/01/2030                                  2,785
                                 870   Lakewood Ranch, Florida, Community Development District Number 5, Special
                                       Assessment Revenue Refunding Bonds, Series A, 6.70% due 5/01/2031                         928
                                       Midtown Miami, Florida, Community Development District, Special Assessment
                                       Revenue Bonds, Series A:
                               1,500       6% due 5/01/2024                                                                    1,596
                               1,350       6.25% due 5/01/2037                                                                 1,436
                               1,580   Orlando, Florida, Urban Community Development District, Capital
                                       Improvement Special Assessment Bonds, Series A, 6.95% due 5/01/2033                     1,716
                               1,700   Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25%
                                       due 7/01/2028                                                                           1,708
                               2,640   Tampa Palms, Florida, Open Space and Transportation Community Development
                                       District Revenue Bonds, Capital Improvement (Richmond Place Project),
                                       7.50% due 5/01/2018                                                                     2,743
                                 685   Tern Bay Community Development District, Florida, Capital Improvement
                                       Revenue Refunding Bonds, Series A, 5.375% due 5/01/2037                                   688
------------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.3%                         Atlanta, Georgia, Tax Allocation Bonds:
                               2,000       (Atlantic Station Project), 7.90% due 12/01/2024                                    2,168
                                 410       (Eastside Project), Series B, 5.40% due 1/01/2020                                     410
                                       Brunswick and Glynn County, Georgia, Development Authority, First Mortgage
                                       Revenue Bonds (Coastal Community Retirement Corporation Project),
                                       Series A:
                                 830       7.125% due 1/01/2025                                                                  872
                               1,185       7.25% due 1/01/2035                                                                 1,246
                                 700   Fulton County, Georgia, Development Authority, PCR
                                       (General Motors Corporation), Refunding, VRDN, 5.78% due 4/01/2010 (e)                    700
                                 830   Savannah, Georgia, EDA, Revenue Bonds (Marshes of Skidaway),
                                       First Mortgage, Series A, 7.40% due 1/01/2034                                             868
------------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.8%                   1,470   Idaho Health Facilities Authority, Revenue Refunding Bonds
                                       (Valley Vista Care Corporation), Series A, 7.75% due 11/15/2016                         1,496
------------------------------------------------------------------------------------------------------------------------------------
Illinois - 6.5%                1,845   Caseyville, Illinois, Senior Tax Increment Revenue Bonds
                                       (Forest Lakes Project), 7% due 12/30/2022                                               1,848
                               3,000   Chicago, Illinois, O'Hare International Airport, Special Facility Revenue
                                       Refunding Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                  2,737

Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2005                  (in Thousands)

                              Face
State                        Amount    Municipal Bonds                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                       Illinois Development Finance Authority Revenue Bonds (Primary Health Care
                                       Centers Facilities Acquisition Program):
                             $   585       7.75% due 12/01/2006 (a)                                                        $     626
                               2,605       7.75% due 12/01/2016                                                                2,717
                                 490   Illinois State Finance Authority Revenue Bonds (Primary Health Care
                                       Centers Program), 6.60% due 7/01/2024                                                     503
                                 755   Lincolnshire, Illinois, Special Service Area Number. 1, Special Tax Bonds
                                       (Sedgebrook Project), 6.25% due 3/01/2034                                                 806
                               2,400   Lombard, Illinois, Public Facilities Corporation, First Tier Revenue Bonds
                                       (Conference Center and Hotel), Series A-1, 7.125% due 1/01/2036                         2,451
                                 760   Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook
                                       Tax Increment Financing (TIF) Redevelopment Project), 6% due 1/01/2025                    751
------------------------------------------------------------------------------------------------------------------------------------
Iowa - 2.5%                    3,855   Iowa Finance Authority, Health Care Facilities, Revenue Refunding Bonds
                                       (Care Initiatives Project), 9.25% due 7/01/2025                                         4,715
------------------------------------------------------------------------------------------------------------------------------------
Maine - 0.4%                     840   Maine Finance Authority, Solid Waste Recycling Facilities Revenue Bonds
                                       (Great Northern Paper Project-Bowater), AMT, 7.75% due 10/01/2022                         855
------------------------------------------------------------------------------------------------------------------------------------
Maryland - 0.8%                1,500   Maryland State Energy Financing Administration, Limited Obligation Revenue
                                       Bonds (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                          1,526
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 5.0%           1,845   Massachusetts State Development Finance Agency, First Mortgage Revenue
                                       Bonds (Overlook Communities Inc.), Series A, 6.25% due 7/01/2034                        1,882
                                       Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                       (Eastern Nazarene College):
                               1,245       5.625% due 4/01/2019                                                                1,258
                               1,220       5.625% due 4/01/2029                                                                1,218
                                 850   Massachusetts State Health and Educational Facilities Authority Revenue
                                       Bonds (Jordan Hospital), Series E, 6.75% due 10/01/2033                                   930
                                       Massachusetts State Health and Educational Facilities Authority, Revenue
                                       Refunding Bonds:
                               2,100       (Bay Cove Human Services Issue), Series A, 5.90% due 4/01/2028                      2,116
                               1,000       (Milton Hospital), Series, 5.50% due 7/01/2016                                      1,011
                               1,200   Massachusetts State Industrial Finance Agency Revenue Bonds, Sewer
                                       Facility (Resource Control Composting), AMT, 9.25% due 6/01/2010                        1,204
------------------------------------------------------------------------------------------------------------------------------------
Michigan - 0.6%                1,150   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue
                                       Bonds (Mount Clemens General Hospital), Series B, 5.875% due 11/15/2034                 1,166
------------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.7%               1,230   Saint Paul, Minnesota, Port Authority, Hotel Facility, Revenue Refunding
                                       Bonds (Radisson Kellogg Project), Series 2, 7.375% due 8/01/2029                        1,287
------------------------------------------------------------------------------------------------------------------------------------
Missouri - 1.2%                1,200   Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds
                                       (Gravois Bluffs), 7% due 10/01/2021                                                     1,290
                               1,000   Kansas City, Missouri, IDA, First Mortgage Health Facilities Revenue Bonds
                                       (Bishop Spencer Place), Series A, 6.50% due 1/01/2035                                   1,050
------------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.2%                    430   Clark County, Nevada, Improvement District Number 142 Special Assessment,
                                       6.375% due 8/01/2023                                                                      446
------------------------------------------------------------------------------------------------------------------------------------
New Jersey - 14.6%                     Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds
                                       (Holt Hauling & Warehousing), AMT, Series A (b)(c):
                               2,000       9.625% due 1/01/2011                                                                  260
                               4,500       9.875% due 1/01/2021                                                                  586

Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2005                  (in Thousands)

                              Face
State                        Amount    Municipal Bonds                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                             $ 6,000   Camden County, New Jersey, Pollution Control Financing Authority,
                                       Solid Waste Resource Recovery, Revenue Refunding Bonds, AMT, Series A,
                                       7.50% due 12/01/2010                                                                $   6,030
                               2,170   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                        2,275
                               1,500   New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel),
                                       7% due 10/01/2014                                                                       1,548
                                       New Jersey EDA, Retirement Community Revenue Bonds, Series A:
                               1,000       (Cedar Crest Village Inc. Facility), 7.25% due 11/15/2031                           1,086
                               3,700       (Seabrook Village Inc.), 8.125% due 11/15/2023                                      4,205
                                       New Jersey EDA, Special Facility Revenue Bonds
                                       (Continental Airlines Inc. Project), AMT:
                               3,050       6.625% due 9/15/2012                                                                2,822
                               4,045       6.25% due 9/15/2029                                                                 3,277
                               1,870   New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                       (Pascack Valley Hospital Association), 6.625% due 7/01/2036                             1,924
                                       Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
                                       Revenue Bonds:
                               2,540       5.75% due 6/01/2032                                                                 2,654
                               1,075       7% due 6/01/2041                                                                    1,283
------------------------------------------------------------------------------------------------------------------------------------
New Mexico - 2.7%              5,000   Farmington, New Mexico, PCR, Refunding
                                       (Tucson Electric Power Co.-San Juan Project), Series A, 6.95%
                                       due 10/01/2020                                                                          5,231
------------------------------------------------------------------------------------------------------------------------------------
New York - 5.6%                1,000   Dutchess County, New York, IDA, Civic Facility Revenue Bonds
                                       (Saint Francis Hospital), Series B, 7.50% due 3/01/2029                                 1,091
                                       New York City, New York, City IDA, Civic Facility Revenue Bonds:
                                 350       Series C, 6.80% due 6/01/2028                                                         378
                               1,495       (Special Needs Facility Pooled Program), Series C-1, 6.50%
                                           due 7/01/2024                                                                       1,436
                               1,730   New York City, New York, City IDA, Special Facility Revenue Bonds
                                       (British Airways Plc Project), AMT, 7.625% due 12/01/2032                               1,879
                               2,080   New York State Dormitory Authority, Non-State Supported Debt, Revenue
                                       Bonds (Mount Sinai-NYU Medical Center Health System), 5.50% due 7/01/2026               2,110
                               1,865   New York State Dormitory Authority, Non-State Supported Debt, Revenue
                                       Refunding Bonds (Mount Sinai Hospital), Series C, 5.50% due 7/01/2026                   1,892
                                 635   Utica, New York, GO, Public Improvement, 9.25% due 8/15/2006                              661
                               1,180   Westchester County, New York, IDA, Continuing Care Retirement, Mortgage
                                       Revenue Bonds (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                 1,261
------------------------------------------------------------------------------------------------------------------------------------
North Carolina - 0.6%          1,000   North Carolina Medical Care Commission, Retirement Facilities, First
                                       Mortgage Revenue Bonds (Givens Estates Project), Series A, 6.50%
                                       due 7/01/2032                                                                           1,072
------------------------------------------------------------------------------------------------------------------------------------
Oregon - 0.7%                  1,310   Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds
                                       (Wauna Cogeneration Project), AMT, Series B, 7.40% due 1/01/2016                        1,330
------------------------------------------------------------------------------------------------------------------------------------

Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2005                  (in Thousands)

                              Face
State                        Amount    Municipal Bonds                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 6.2%          $ 1,750   Chester County, Pennsylvania, Health and Education Facilities Authority,
                                       Senior Living Revenue Refunding Bonds (Jenners Pond Inc. Project), 7.625%
                                       due 7/01/2034                                                                       $   1,937
                                       Montgomery County, Pennsylvania, Higher Education and Health Authority
                                       Revenue Bonds
                                       (Faulkeways at Gwynedd Project):
                                 900       6.75% due 11/15/2024                                                                  955
                                 925       6.75% due 11/15/2030                                                                  978
                               1,700   Montgomery County, Pennsylvania, IDA Revenue Bonds
                                       (Whitemarsh Continuing Care Project), 6.25% due 2/01/2035                               1,779
                                       Philadelphia, Pennsylvania, Authority for IDR:
                               1,600       (Air Cargo), AMT, Series A, 7.50% due 1/01/2025                                     1,665
                               4,460       Commercial Development, 7.75% due 12/01/2017                                        4,558
------------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.9%            1,750   Central Falls, Rhode Island,  Detention Facility Corporation,
                                       Detention Facility, Revenue Refunding Bonds, 7.25% due 7/15/2035                        1,817
------------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.0%               1,800   Shelby County, Tennessee,  Health, Educational and Housing Facilities
                                       Board Revenue Bonds (Germantown Village), Series A, 7.25% due 12/01/2034                1,844
------------------------------------------------------------------------------------------------------------------------------------
Texas - 8.3%                   1,000   Austin, Texas, Convention Center Revenue Bonds
                                       (Convention Enterprises Inc.), First Tier, Series A, 6.70%
                                       due 1/01/2028                                                                           1,073
                                       Brazos River Authority, Texas, PCR, AMT, Refunding:
                               2,530       (Texas Utility Company), Series A, 7.70% due 4/01/2033                              3,025
                               2,760       (Utilities Electric Company), Series B, 5.05% due 6/01/2030                         2,786
                               1,220   Brazos River Authority, Texas, Revenue Refunding Bonds
                                       (Reliant Energy Inc. Project), Series B, 7.75% due 12/01/2018                           1,348
                               1,660   Grand Prairie, Texas, Housing Finance Corporation Revenue Bonds
                                       (Independent Senior Living Center), 7.75% due 1/01/2034                                 1,718
                               1,000   Houston, Texas, Health Facilities Development Corporation, Retirement
                                       Facility Revenue Bonds (Buckingham Senior Living Community), Series A,
                                       7.125% due 2/15/2034                                                                    1,098
                               2,310   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding
                                       Bonds (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                 2,525
                               1,330   Port Corpus Christi, Texas, Individual Development Corporation,
                                       Environmental Facilities Revenue Bonds (Citgo Petroleum Corporation
                                       Project), AMT, 8.25% due 11/01/2031                                                     1,416
                                 785   Travis County, Texas, Health Facilities Development Corporation,
                                       Retirement Facilities Revenue Bonds (Querencia Barton Creek Project),
                                       5.65% due 11/15/2035                                                                      771
------------------------------------------------------------------------------------------------------------------------------------
Utah - 1.2%                    2,240   Carbon County, Utah, Solid Waste Disposal, Revenue Refunding Bonds
                                       (Laidlaw Environmental), AMT, Series A, 7.45% due 7/01/2017                             2,381
------------------------------------------------------------------------------------------------------------------------------------
Virginia - 5.3%                2,480   Dulles Town Center, Virginia, Community Development Authority, Special
                                       Assessment Tax (Dulles Town Center Project), 6.25% due 3/01/2026                        2,623
                              22,600   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior
                                       Series B, 5.888%** due 8/15/2025                                                        7,321
                                 245   Virginia Beach, Virginia, Development Authority, Residential Care
                                       Facilities, Mortgage Revenue Refunding Bonds (Westminster-Canterbury),
                                       5.375% due 11/01/2032                                                                     248
------------------------------------------------------------------------------------------------------------------------------------
West Virginia - 0.4%             875   Princeton, West Virginia, Hospital Revenue Refunding Bonds
                                       (Community Hospital Association Inc. Project), 6.20% due 5/01/2013                        858
------------------------------------------------------------------------------------------------------------------------------------

Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2005                  (in Thousands)

                              Face
State                        Amount    Municipal Bonds                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%             $ 1,320   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                       (New Castle Place Project), Series A, 7% due 12/01/2031                             $   1,366
------------------------------------------------------------------------------------------------------------------------------------
Wyoming - 0.9%                 1,800   Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds
                                       (FMC Corporation Project), AMT, Series A, 7%
                                       due 6/01/2024                                                                           1,817
------------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands - 1.2%     2,100   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
                                       (Hovensa Coker Project), AMT, 6.50% due 7/01/2021                                       2,381
------------------------------------------------------------------------------------------------------------------------------------
                                       Total Municipal Bonds  (Cost - $180,209) - 96.2%                                      184,757
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                             Shares
                             Held      Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                               3,500   Merrill Lynch Institutional Tax-Exempt Fund (d)                                         3,500
------------------------------------------------------------------------------------------------------------------------------------
                                       Total Short-Term Securities  (Cost - $3,500) - 1.8%                                     3,500
------------------------------------------------------------------------------------------------------------------------------------
                                       Total Investments (Cost - $183,709*) - 98.0%                                          188,257

                                       Other Assets Less Liabilities - 2.0%                                                    3,812
                                                                                                                           ---------
                                       Net Assets - 100.0%                                                                 $ 192,069
                                                                                                                           =========

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 183,690
                                                                      =========
      Gross unrealized appreciation                                   $  12,031
      Gross unrealized depreciation                                      (7,464)
                                                                      ---------
      Net unrealized appreciation                                     $   4,567
                                                                      =========

** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(a)   Prerefunded.
(b) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(c) Restricted securities as to resale, representing 0.4% of net assets were as follows:

      ------------------------------------------------------------------------------------------------------------------------
                                                                                 Acquisition
      Issue                                                                         Date(s)              Cost            Value
      ------------------------------------------------------------------------------------------------------------------------
      Camden County,  New Jersey, Improvement Authority, Lease Revenue Bonds
      (Holt Hauling & Warehousing), AMT, Series A, 9.625% due 1/01/2011           1/29/1997           $   2,116        $   260
      Camden County,  New Jersey, Improvement Authority, Lease Revenue Bonds      2/06/1996-
      (Holt Hauling & Warehousing), AMT, Series A, 9.875% due 1/01/2021           1/29/1997               4,644            586
      ------------------------------------------------------------------------------------------------------------------------
      Total                                                                                           $   6,760        $   846
                                                                                                      ========================

Apex Municipal Fund, Inc.
Schedule of Investments as of September 30, 2005                  (in Thousands)

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net            Interest
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund      $ (200)          $     23
      --------------------------------------------------------------------------

(e) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Apex Municipal Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Apex Municipal Fund, Inc.

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Apex Municipal Fund, Inc.

Date: November 17, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Apex Municipal Fund, Inc.

Date: November 17, 2005